Carrying Values of Corporate Bonds and Convertible Bonds (Parenthetical) (Detail)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Long-term Debt | Unsecured 0.416% bonds, due May 25, 2015
Debt Instrument [Line Items]
Interest rate	0.416%	0.416%	0.416%
Maturity date		May 25, 2015	May 25, 2015
Long-term Debt | Unsecured 0.606% bonds, due May 25, 2017
Debt Instrument [Line Items]
Interest rate	0.606%	0.606%	0.606%
Maturity date		May 25, 2017	May 25, 2017
Convertible bonds | Unsecured zero coupon convertible bonds, due March 14, 2019
Debt Instrument [Line Items]
Interest rate	0.00%	0.00%	0.00%
Maturity date	Mar. 14, 2019	Mar. 14, 2019	Mar. 14, 2019